Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended
	Mar. 31, 2014 Equity Incentive Plan [Member]	Apr. 30, 2014 Dividend Paid [Member] EUR (€)	Mar. 31, 2014 Dividend Paid [Member]	Apr. 16, 2014 Subsequent Event [Member] Equity Incentive Plan [Member]	Apr. 17, 2014 Subsequent Event [Member] Dividend Paid [Member] USD ($)	Apr. 16, 2014 Subsequent Event [Member] Dividend Paid [Member] EUR (€)	Apr. 30, 2014 Subsequent Event [Member] Dividend Paid [Member] USD ($)
Subsequent Event [Line Items]
Dividend declared, date declared			Apr. 16, 2014
Dividend declared, amount per common share					$ 0.2771	€ 0.2000
Dividend declared, amount paid		€ 271					$ 375
Dividend declared, date paid			Apr. 30, 2014
Common shares, authorized				25
Shares authorized for awards to executive directors				7
Shares vesting period				5 years
Share termination description	The EIP will terminate at, and no more awards will be permitted to be granted thereunder ten years after its adoption by the Board of Directors of CNH Industrial. The termination of the EIP will not affect previously granted awards.